Property and Equipment, Net - Summary of Property and Equipment (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Computer equipment [Member] CNY	Dec. 31, 2013 Computer equipment [Member] CNY	Dec. 31, 2014 Office equipment and furniture [Member] CNY	Dec. 31, 2013 Office equipment and furniture [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross		37,747,240	31,927,056	27,703,983	14,869,429	2,903,971	2,473,596	1,989,323	616,649	5,149,963	13,967,382
Less: accumulated depreciation		(20,895,704)	(22,712,318)
Property and equipment, net	$ 2,715,975	16,851,536	9,214,738